Summarised financial information - Additional Information (Details) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2021 EUR (€) Bond	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 28, 2020 USD ($)
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes				$ 7,700.0	$ 7,700.0	$ 7,700.0
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes				$ 40.9	$ 40.9	$ 40.9
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Number of perpetual hybrid bonds issued | Bond	2
Perpetual hybrid bonds | €	€ 1
Contractual obligation | £			£ 0
Registered BATCAP Bonds in Connection with Shelf Registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes		$ 12,150.0
Registered BATIF Bonds in Connection with Shelf Registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes		$ 2,500.0
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Outstanding long-term debt		10.00%
Reynolds American Inc. | Registered BATCAP Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion		$ 12,350.0